Note Income taxes (Components of income tax expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense
Subtotal current income tax xxpense	$ 23,956	$ 14,767	$ 37,427
Deferred income tax expense (benefit)
Subtotal deferred income tax expense (benefit)	(519,128)	43,512	(288,754)
Income Tax Expense Benefit	(495,172)	58,279	(251,327)
PUERTO RICO
Current income tax expense
Puerto Rico	16,675	7,814	27,118
Deferred income tax expense (benefit)
Puerto Rico	63,808	12,569	(90,796)
Valuation allowance - Initial recognition	0	8,034	0
Adjustment for enacted changes in income tax laws	0	20,048	(197,467)
Income Tax Expense Benefit	(495,172)	58,279	(251,327)
UNITED STATES
Current income tax expense
Federal and States	7,281	6,953	10,309
Deferred income tax expense (benefit)
Federal and States	$ (582,936)	$ 2,861	$ (491)